BACKGROUND AND ORGANIZATION - Additional Information (Details)	1 Months Ended	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2023	Sep. 30, 2025 USD ($) ft² $ / shares shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) ft² $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) ft² $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 22, 2025 shares	Apr. 29, 2025 USD ($)	Dec. 31, 2022 USD ($)
Subsidiary, Sale of Stock [Line Items]
Net loss		$ (22,421,596)	$ (12,224,975)	$ (16,611,425)	$ (4,345,724)	$ (12,638,883)	$ (5,705,098)	$ (18,343,981)	$ (51,257,996)	$ (22,689,705)	$ (34,515,754)	$ (20,710,446)
Accumulated deficit		(172,666,551)			(120,020,555)	(115,626,325)	(102,991,887)	(115,626,325)	(172,666,551)	(120,020,555)	(131,806,605)	(97,290,851)
Non-cash interest expense									10,398,050
Stockholders' equity		$ (53,856,310)	(44,749,722)	(38,977,924)	(36,263,344)	(34,793,016)	(37,434,715)	(34,793,016)	$ (53,856,310)	(36,263,344)	$ (37,836,506)	$ (32,545,921)			$ (17,234,376)
Common stock par value per share | $ / shares		$ 0.0001							$ 0.0001		$ 0.0001	$ 0.0001
Lease agreement description									As such, during the first quarter of 2025, the Company determined that, based on the assumption that the Landlord would fully exercise its rights with respect to all assets remaining on the premises, (i) it no longer had control over the inventory and that recovery was not probable, therefore, inventory was written down to a net realizable value of zero, (ii) the carrying value of its property and equipment, all of which was at the leased location, was no longer recoverable, and the assets were written down to a net book value of $0, and (iii) the right-of-use asset associated with this lease was fully impaired, as the Company could no longer use the leased premises, each of which is recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the condensed consolidated statement of operations for the nine months ended September 30, 2025.
No longer had control over the inventory and that recovery not probable due to inventory written down to net realizable value		$ 0							$ 0
No longer recoverable, and assets were written down to net book value		0							0
Net Income (Loss)		(22,421,596)	$ (12,224,975)	$ (16,611,425)	$ (4,345,724)	$ (12,638,883)	$ (5,705,098)	$ (18,343,981)	(51,257,996)	$ (22,689,705)	$ (34,515,754)	$ (20,710,446)
No longer had control over the inventory and that recovery not probable due to inventory written down to net realizable value		0							0
No longer recoverable, and assets were written down to net book value		$ 0							$ 0
Common stock, shares authorized | shares		900,000,000							900,000,000		900,000,000	250,000,000	900,000,000
Authorized shares | shares													950,000,000
Preferred stock, shares authorized | shares													50,000,000
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Stockholders' equity														$ 2,000,000
COLORADO [Member] | Office Building [Member]
Subsidiary, Sale of Stock [Line Items]
Area of land | ft²		27,900							27,900		27,900
Operating lease original expiry									2024-12		2024-12
Operating lease extended expiry	2025-06								2025-06